Non-controlling interests	12 Months Ended
Dec. 31, 2018
Non Controlling Interests [Abstract]
Non-controlling interests
21.	Non-controlling interests

On January 11, 2017, the Group acquired the remaining 0.1% of FFBR importação e exportação Ltda that it did not already own.

The effect of changes in the ownership interest of the Group on the equity attributable to owners of the company during the year and prior year is summarized as follows:

	2017	2018
Balance brought forward	(1)	-
Transactions with non-controlling interests	1	-
Loss attributable to non-controlling interests	-	-
	-	-